Exceptional items and remeasurements - Narrative (Details) £ in Millions		12 Months Ended
	Mar. 15, 2022 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£) business_unit		Mar. 31, 2020 GBP (£)		Mar. 31, 2017 GBP (£)
Disclosure of other provisions [line items]
Release of St William Homes LLP deferred income		£ 18,449	£ 13,665	[1]	£ 13,360	[2]
Other provisions		2,539	£ 2,227		2,654
Number of business units | business_unit			6
Increase in provisions		423	£ 146
US
Disclosure of other provisions [line items]
Release of St William Homes LLP deferred income		10,646	9,297		9,258
Environmental
Disclosure of other provisions [line items]
Other provisions		1,877	1,700		£ 2,071
Increase in provisions		158	26
Real discount rate (in percent)					0.50%
Weighted average duration of cash flows					10 years
Environmental | US
Disclosure of other provisions [line items]
Other provisions		£ 1,725	£ 1,533
Real discount rate (in percent)		0.50%	0.50%
Weighted average duration of cash flows		11 years
Environmental | UK
Disclosure of other provisions [line items]
Other provisions		£ 152	£ 167
Real discount rate (in percent)		0.50%	0.50%
St William Homes LLP
Disclosure of other provisions [line items]
Net gain on disposal of St William Homes LLP		£ 228	£ 0		£ 0
Proportion of ownership interest disposed	50.00%
Cash consideration received	£ 413
Exceptional items
Disclosure of other provisions [line items]
New operating model implementation costs and cost efficiency programme		66	50		0
Cash outflow for new operating model implementation costs and cost efficiency programme		48	33
Transaction and separation costs		(223)	(24)		0
Cash outflow for transaction and separation costs		196	14
Changes in environmental provisions		0	14		(400)
Deferred tax expense arising from reduction in UK tax rate							£ 94
Exceptional items | UK
Disclosure of other provisions [line items]
Deferred tax charge arising as a result of UK tax rate change		458			148
Exceptional items | St William Homes LLP
Disclosure of other provisions [line items]
Net gain on disposal of St William Homes LLP		228	0		0
Release of St William Homes LLP deferred income		£ 189	£ 0		0
Exceptional items, change in estimate of total cost and cost sharing | Environmental
Disclosure of other provisions [line items]
Increase in provisions					326
Exceptional items, impact of change in the real discount rate | Environmental
Disclosure of other provisions [line items]
Increase in provisions					74
Exceptional items, impact of change in the real discount rate | Environmental | US
Disclosure of other provisions [line items]
Increase in provisions					66
Exceptional items, impact of change in the real discount rate | Environmental | UK
Disclosure of other provisions [line items]
Increase in provisions					£ 8

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.